Intangible Assets, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

The following table summarizes the carrying amount of the Company’s finite-lived intangible assets:

	March 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Acquired technology	367,421	391,016
Less: accumulated amortization	(347,096)	(272,018)
	20,325	118,998

Finite-lived intangible assets are carried at cost less accumulated amortization. Amortization expense was approximately US$30,191 and US$31,899 for the three-month periods ended March 31, 2025 and 2024, respectively. Amortization expense was approximately US$98,673 and US$97,886 for the nine-month periods ended March 31, 2025 and 2024, respectively.

	March 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Acquired patents through acquisition	1,617,974	1,617,974
Less: impairment	(1,617,974)	(1,617,974)
	—	—

As of March 31, 2025 and June 30, 2024, the Company had finite-lived intangible assets of US$1.6 million of purchased patents from the acquisition of Shanghai Sglcell Biotech Co., Ltd. The accumulated impairment allowance recognized was US$1,617,974 as of March 31, 2025 and June 30, 2024, respectively, as management assessed that there were changes in circumstances indicate that the carrying value of the assets might not be recoverable.

7. INTANGIBLE ASSETS, NET

The following table summarizes the carrying amount of the Company’s finite-lived intangible assets:

	June 30, 2024	June 30, 2023
	US$	US$

Acquired technology	391,016	391,943
Less: accumulated amortization	(272,018)	(141,622)
	118,998	250,321

Finite-lived intangible assets are carried at cost less accumulated amortization. Amortization expense was approximately US$131,323 and US$136,424 for the years ended June 30, 2024 and 2023, respectively.

	June 30, 2024	June 30, 2023
	US$	US$

Acquired patents through acquisition	1,617,974	1,617,974
Less: impairment	(1,617,974)	(1,617,974)
	—	—

As of June 30, 2024 and 2023, the Company had finite-lived intangible assets of US$1.6 million of purchased patents from the acquisition of Shanghai Sglcell Biotech Co., Ltd. The accumulated impairment allowance recognized was US$1,617,974 as of June 30, 2024 and 2023, respectively, as management assessed that there were changes in circumstances indicate that the carrying value of the assets might not be recoverable.